Intangible Assets, net - Schedule of The Estimated Future Amortization Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021		$ 128
2022		128
2023		128
2024		128
2025		128
Thereafter		1,088
Total	$ 1,632	$ 1,728	$ 1,856